TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS

		At	At
	Notes	March 31, 2026	March 31, 2025
		USD	USD
Trade payables		3,497,580	200,660
Other payables	(a)	151,190	11,852
Accruals	(b)	2,542,385	695,022
		6,191,155	907,534

(a)

The increase in other payables as at March 31, 2026 was primarily driven by 1) a USD 100,000 share-based payment liability recognized in connection with stock-funded compensation granted to non-executive directors, which is accounted for as a cash-settled transaction; and 2) the inclusion of value-added tax payables assumed from the newly acquired subsidiaries following the completion of three business acquisitions during the financial year.

  (b)

The increase in accrued expenses as at March 31, 2026 was primarily driven by 1) professional fees incurred in connection with the Group’s M&A activities of $1.1 million; 2) higher accrued audit fees following the Company’s transition to an accelerated filer status, which required a comprehensive integrated audit for the first time; and 3) a general growth in accrued salaries and wages resulting from the expansion of the Group’s combined workforce following the completion of three business acquisitions during the year.